Income Taxes - Schedule of Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Income Tax [Abstract]
Income before income taxes	$ 207,091	$ 79,330
Canadian statutory income tax rate	27.00%	27.00%
Income tax expense at statutory rate	$ 55,915	$ 21,419
Increase (decrease) in income tax provision resulting from:
Differences in tax rates in foreign jurisdictions	28,376	13,316
Other non-deductible expenses	15,053	6,740
Non-taxable (gain) loss on financial instruments	15,950	34
Increase in unrecorded deferred tax asset	20,510	12,965
Share-based compensation	879	617
Sale of mineral property	3,737	0
Other -impact of foreign exchange	(10,305)	4,213
Other - Donation tax credit	(7,500)	(5,735)
Change in estimates	7,346	(68)
Other	(2,236)	2,538
Income tax expense	127,725	56,039
Current income tax expense	136,697	53,577
Deferred income tax recovery	$ (8,972)	$ 2,462